PowerShares India Exchange-Traded Fund Trust

301 West Roosevelt Road

Wheaton, IL 60187

VIA EDGAR

March 3, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, D.C.  20549

Re:                             PowerShares India Exchange-Traded Fund Trust
File Number: 333-147611, 811-22147

Ladies and Gentlemen:

On behalf of PowerShares India Exchange-Traded Fund Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 3 to Registrant’s Registration Statement on Form N-1A, filed on February 26, 2010, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on February 26, 2010, accession number 0001104659-10-010121.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529.

Very truly yours,

PowerShares India Exchange-Traded Fund Trust

By:	/s/ Benjamin Fulton
Benjamin Fulton
Vice President